UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE




Report for the Calendar Year or Quarter Ended: March 31, 2003


Check here if Amendment (X); Amendment Number: 1

This Amendment (Check only one.):       (X)  is a restatement.
                                        ( )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner     West Conshohocken, PA         10/2/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )        13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(    )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:              6

Form 13F Information Table Entry Total:      73

Form 13F Information Table Value Total:    $22,186,847.30

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441

Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                  Item 6:            Item 7:         Item :8
                       Title                 Fair           Shares or              Investment          Managers         Voting
Name Of Issuer         of         CUSIP      Market         Principal              Discretion                          Authority
                       Class                 Value           Amt.                (a)   (b)   (c)                  (a)   (b)   (c)
                                                                               Sole  Shared  Shared              Sole  Shared  None
                                                                                             Other
Actuate Corp.          COM       00508B102   $569,906.71   410,300.00                   X                                X
Angiotech
 Pharmaceuticals, Inc. COM       034918102    $31,632.96     1,588.00                   X                                X
Arena
 Pharmaceuticals, Inc. COM       040047102    $94,752.00    14,400.00                   X                                X
ArthoCare Corp.        COM       043136100   $860,430.00    69,000.00                   X                                X
Cal Dive
 International Inc.    COM       127914109   $277,354.00    15,400.00                   X                                X
Canadian Superior
 Energy, Inc.          COM       136644101   $224,679.00   246,900.00                   X                                X
Carbon Energy Corp.    COM       141106104   $127,330.00    10,700.00                   X                                X
Centra Software, Inc.  COM       15234X103   $162,835.00   112,300.00                   X                                X
Chordiant
 Software, Inc.        COM       170404107    $43,845.00    39,500.00                   X                                X
ClickAction, Inc.      PREF      18681E990         $0.00    59,400.00                   X                                X
ClickAction, Inc.      WARRANTS  18681E9W9         $0.01       600.00                   X                                X
Conductus, Inc.        WARRANTS  206784993         $0.00    20,000.00                   X                                X
Corio, Inc.            COM       218875102    $29,953.00    38,900.00                   X                                X
Curon Medical, Inc.    COM       231292103    $23,850.00    31,800.00                   X                                X
Denbury
 Resources, Inc.       COM       247916208   $647,634.00    59,800.00                   X                                X
Digital Insight Corp.  COM       25385P106 $1,033,695.00    74,100.00                   X                                X
Digital River, Inc.    COM       25388B104   $654,382.00    47,800.00                   X                                X
Docent, Inc.           COM       25608L502   $276,487.39   112,852.00                   X                                X
Dyax Corp.             COM       26746E103     $9,222.00     5,300.00                   X                                X
E-LOAN, Inc.           COM       26861P107   $820,601.00   319,300.00                   X                                X
Exponent, Inc.         COM       30214U102   $353,735.00    26,900.00                   X                                X
Geerlings &
 Wade, Inc.            COM       368473104   $105,085.50    66,300.00                   X                                X
Genaissance
 Pharmaceuticals, Inc. COM       36867W105    $27,580.00    19,700.00                   X                                X
Genencor
 International Inc.    COM       368709101   $349,160.00    34,400.00                   X                                X
Kirkland's, Inc.       COM       497498105   $375,000.00    30,000.00                   X                                X
Latitude
 Communications, Inc.  COM       518292107   $117,735.00    83,500.00                   X                                X
Marimba, Inc.          COM       56781Q109   $100,650.00    67,100.00                   X                                X
Mercator
 Software, Inc.        COM       587587106    $81,066.00    45,800.00                   X                                X
Nexprise, Inc.         COM       65333Q202   $114,212.00    28,553.00                   X                                X
North American
 Palladium Ltd.        COM       656912102    $85,250.00    34,100.00                   X                                X
North American
 Scientific, Inc.      COM       65715D100    $61,398.00     8,100.00                   X                                X
North Coast
 Energy, Inc.          COM       658649702    $39,970.00     7,000.00                   X                                X
Pacific Rim
 Mining Corp.          COM       694915984    $11,550.00    35,000.00                   X                                X
Patina Oil and
 Gas Corp.             COM       703224105   $690,900.00    21,000.00                   X                                X
Peets Coffee &
 Tea, Inc.             COM       705560100   $157,510.00     9,500.00                   X                                X
PetroQuest
 Energy, Inc.          COM       716748108   $272,555.00   180,500.00                   X                                X
Pharmacyclics, Inc.    COM       716933106    $32,495.00     9,700.00                   X                                X
PharmChem
 Laboratories, Inc.    COM       717133102    $80,760.00   269,200.00                   X                                X
Preview Systems, Inc.  COM       741379101     $2,839.00    66,800.00                   X                                X
Restoration
 Hardware, Inc.        COM       760981100   $329,563.00   131,300.00                   X                                X
Secure Computing Corp. COM       813705100   $238,550.00    65,000.00                   X                                X
SeeBeyond
 Technology Corp.      COM       815704101   $258,964.00   128,200.00                   X                                X
Selectica, Inc.        COM       816288104   $799,680.00   272,000.00                   X                                X
Superconductor
 Technologies, Inc.    COM       867931107    $46,838.23    55,760.00                   X                                X
Superior Energy
 Services, Inc.        COM       868157108   $529,245.00    61,900.00                   X                                X
Titan
 Pharmaceuticals, Inc. COM       888314101   $110,346.00    69,400.00                   X                                X
Tumbleweed
 Communications Corp.  COM       899690101   $609,654.00   472,600.00                   X                                X
Ultra Petroleum Corp.  COM       903914109   $874,170.00    99,000.00                   X                                X
ValiCert, Inc.         COM       91915Q105    $39,621.00    84,300.00                   X                                X
W-H Energy
 Services, Inc.        COM       92925E108   $508,464.00    29,700.00                   X                                X
Webex
 Communications, Inc.  COM       94767L109   $524,745.00    50,700.00                   X                                X
Websense, Inc.         COM       947684106   $690,430.00    47,000.00                   X                                X
Alcoa, Inc.            COM       013817101   $308,142.00    15,900.00                   X                                X
American Express Co.   COM       025816109   $423,584.00    11,200.00                   X                                X
Bank of America Corp.  COM       060505104   $375,144.00     8,800.00                   X                                X
ChevronTexaco Corp.    COM       166764100   $374,290.50    34,500.00                   X                                X
Chubb Corp.            COM       171232101   $402,570.00    14,200.00                   X                                X
CSX Corp.              COM       126408103   $329,530.00    15,500.00                   X                                X
Deere & Co.            COM       244199105   $347,685.00    19,500.00                   X                                X
Healthcare Co. (The)   COM       404119109   $366,900.00    10,000.00                   X                                X
Intel Corp.            COM       458140100   $339,014.00    16,900.00                   X                                X
International Business
 Machines Corp.        COM       459200101   $345,092.00     4,400.00                   X                                X
J.P. Morgan
 Chase & Co.           COM       46625H100   $368,160.00     9,600.00                   X                                X
Limited, Inc.          COM       532716107   $410,553.00    31,900.00                   X                                X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $421,872.00    10,200.00                   X                                X
Mellon Financial Corp. COM       58551A108   $373,612.00    13,100.00                   X                                X
Morgan Stanley
 Dean Witter & Co.     COM       617446448   $336,682.00    14,200.00                   X                                X
Newell
 Rubbermaid, Inc.      COM       651229106   $332,300.00    10,000.00                   X                                X
Oracle Corp.           COM       68389X105   $394,365.00     6,100.00                   X                                X
Public Service Enterprise
 Group, Inc.           COM       744573106   $401,040.00     6,000.00                   X                                X
SBC
Communications, Inc.   COM       78387G103   $330,484.00    20,300.00                   X                                X
Schering-Plough Corp.  COM       806605101   $365,118.00     9,300.00                   X                                X
Wyeth Corp.            COM       983024100   $332,400.00     7,500.00                   X                                X


                                          $22,186,847.30